Fair Value Measurements - Fair Value of Financial Instruments on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
1.125% Call Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of contractual interest rate on Call Option	1.125%	1.125%	1.125%
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	$ 2,194	$ 2,175		$ 1,348
Total liability measured at fair value on a recurring basis	226	374		329
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	1,345	1,184		641
Fair Value, Measurements, Recurring | Government-sponsored enterprise securities (GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	196	211		122
Fair Value, Measurements, Recurring | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	180	185		127
Fair Value, Measurements, Recurring | U.S. treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	108	78		60
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	71	63
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	68	80		69
Fair Value, Measurements, Recurring | Subtotal - current investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	1,968	1,801		1,019
Fair Value, Measurements, Recurring | 1.125% Call Option derivative asset
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	226	374		329
Fair Value, Measurements, Recurring | 1.125% Conversion Option derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
1.125% Conversion Option derivative liability	226	374		329
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	304	289		182
Total liability measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 1 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 1 | Government-sponsored enterprise securities (GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	196	211		122
Fair Value, Measurements, Recurring | Level 1 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 1 | U.S. treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	108	78		60
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0
Fair Value, Measurements, Recurring | Level 1 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 1 | Subtotal - current investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	304	289		182
Fair Value, Measurements, Recurring | Level 1 | 1.125% Call Option derivative asset
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 1 | 1.125% Conversion Option derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
1.125% Conversion Option derivative liability	0	0		0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	1,664	1,512		837
Total liability measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	1,345	1,184		641
Fair Value, Measurements, Recurring | Level 2 | Government-sponsored enterprise securities (GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 2 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	180	185		127
Fair Value, Measurements, Recurring | Level 2 | U.S. treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	71	63
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	68	80		69
Fair Value, Measurements, Recurring | Level 2 | Subtotal - current investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	1,664	1,512		837
Fair Value, Measurements, Recurring | Level 2 | 1.125% Call Option derivative asset
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 2 | 1.125% Conversion Option derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
1.125% Conversion Option derivative liability	0	0		0
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	226	374		329
Total liability measured at fair value on a recurring basis	226	374		329
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | Government-sponsored enterprise securities (GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | U.S. treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0
Fair Value, Measurements, Recurring | Level 3 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | Subtotal - current investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	0	0		0
Fair Value, Measurements, Recurring | Level 3 | 1.125% Call Option derivative asset
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on a recurring basis	226	374		329
Fair Value, Measurements, Recurring | Level 3 | 1.125% Conversion Option derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
1.125% Conversion Option derivative liability	$ 226	$ 374		$ 329